Net profit/(loss) and earnings per share to the parent company (Details) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Diluted earnings (loss) per share	€ 1.24	€ 4.47	€ 0.46
Basic earnings (loss) per share	1.24	4.47	0.46
Basic earnings (loss) per share from continuing operations	1.21	4.45	0.44
Diluted earnings (loss) per share from discontinued operations	0.03	0.02	0.02
Basic earnings (loss) per share from discontinued operations	0.03	0.02	0.02
Diluted earnings (loss) per share from continuing operations	€ 1.21	€ 4.45	€ 0.44